Note 33 - Employee Benefits - Plan Asset Allocation (Detail) - Plan Asset Allocation [Domain Member] - EUR (€) € in Millions		Dec. 31, 2020		Dec. 31, 2019
Plan Asset Allocation [line items]
Cash and cash equivalents		€ 918		€ 753
Equity instruments	[1]	1,691		1,687
Investment-grade bonds
Government	[2]	4,466		4,775
Non-government bonds	[2]	8,823		9,409
Non-investment-grade bonds
Government		120		149
Non-government bonds		408		417
Structured products		196		226
Insurance		1,262		15
Alternatives
Hedge funds		0		0
Real estate		559		470
Commodities		24		0
Private equity		95		88
Other	[3]	1,677		1,863
Derivatives (Market Value) [Abstract]
Interest rate		57		(211)
Credit		24		131
Inflation		(98)		(89)
Foreign exchange		27		13
Other		208		(41)
Total fair value of plan assets		20,457		19,655
Germany [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		290		340
Equity instruments	[1]	899		875
Investment-grade bonds
Government	[2]	2,829		2,508
Non-government bonds	[2]	6,144		5,921
Non-investment-grade bonds
Government		99		125
Non-government bonds		236		259
Structured products		1		1
Insurance		1		0
Alternatives
Hedge funds		0		0
Real estate		443		361
Commodities		24		0
Private equity		72		63
Other	[3]	1,406		1,579
Derivatives (Market Value) [Abstract]
Interest rate		78		(263)
Credit		115		110
Inflation		0		26
Foreign exchange		20		6
Other		1		4
Total fair value of plan assets		12,658		11,915
UK [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		504		292
Equity instruments	[1]	609		643
Investment-grade bonds
Government	[2]	1,048	[4]	1,633
Non-government bonds	[2]	2,034	[4]	2,847
Non-investment-grade bonds
Government		2		7
Non-government bonds		107		124
Structured products		122		157
Insurance		1,248		0
Alternatives
Hedge funds		0		0
Real estate		37		42
Commodities		0		0
Private equity		0		0
Other	[3]	0		0
Derivatives (Market Value) [Abstract]
Interest rate		(18)		35
Credit		(107)		1
Inflation		(109)		(126)
Foreign exchange		3		4
Other		225		(44)
Total fair value of plan assets		5,705		5,615
US [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		67		57
Equity instruments	[1]	126		116
Investment-grade bonds
Government	[2]	422		432
Non-government bonds	[2]	387		425
Non-investment-grade bonds
Government		1		1
Non-government bonds		37		17
Structured products		73		67
Insurance		0		0
Alternatives
Hedge funds		0		0
Real estate		0		0
Commodities		0		0
Private equity		0		0
Other	[3]	0		0
Derivatives (Market Value) [Abstract]
Interest rate		(3)		10
Credit		15		19
Inflation		0		0
Foreign exchange		0		0
Other		(18)		(1)
Total fair value of plan assets		1,107		1,143
Other countries [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		57		64
Equity instruments	[1]	57		53
Investment-grade bonds
Government	[2]	167		202
Non-government bonds	[2]	258		216
Non-investment-grade bonds
Government		18		16
Non-government bonds		28		17
Structured products		0		1
Insurance		13		15
Alternatives
Hedge funds		0		0
Real estate		79		67
Commodities		0		0
Private equity		23		25
Other	[3]	271		284
Derivatives (Market Value) [Abstract]
Interest rate		0		7
Credit		1		1
Inflation		11		11
Foreign exchange		4		3
Other		0		0
Total fair value of plan assets		€ 987		€ 982

[1]	Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolios benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.
[2]	Investment-grade means BBB and above. Average credit rating exposure for the Groups main plans is around A.
[3]	Amongst others this position contains commingled funds which could not be segregated into the other asset categories.
[4]	The movement from 2019 to 2020 is the result of the de-risking activity for the UK pension plans to reduce impact from the defined benefit plan exposure for the Group.